Cover	Sep. 23, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 26, 2022, the Registrant and Ares amended the Registration Rights Agreement previously disclosed on Form 8-K filed September 23, 2001. No material relationship between the Registrant or its affiliates and Ares, other than in respect of the amendment to the material definitive agreement. The transaction documents were amended to reflect Ares’ waiver of the requirement that the Registrant file a registration statement concerning the equity purchase agreement within thirty days of September 20, 2021.
Document Period End Date	Sep. 23, 2021
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6700 Woodlands Parkway
Entity Address, Address Line Two	Ste. 230
Entity Address, Address Line Three	#331
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77382
City Area Code	303
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false